RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Transactions with Key Management (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related party transactions [abstract]
Total remuneration	$ 8,048	$ 2,258
Paid in capacity as directors	2,288	115
Other remuneration	5,760	2,143
Total fixed remuneration	480	468
Cost of pension	16	17
Total variable remuneration	7,568	1,790
Share based payments	$ 7,568	$ 1,790